OPERATING SEGMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
OPERATING SEGMENTS
Schedule of revenue and operating loss per segments

	Solutions	Platform	Unallocated	Total
For the period of six months ended June 30, 2023 (unaudited)
Subscriptions	$6,179	$—	$—	$6,179
SaaS-related professional services	272	—	—	272
Transactional Platforms fees	—	3,465	—	3,465
Total revenue	6,451	3,465	—	9,916
Operating income (loss)	$1,324	$(5,936)	$(59,254)	$(63,866)
For the period of six months ended June 30, 2022 (unaudited)
Subscriptions	$5,864	$—	$—	$5,864
SaaS-related professional services	615	—	—	615
Transactional Platforms fees	—	3,069	—	3,069
Total revenue	6,479	3,069	—	9,548
Operating income (loss)	$871	$(4,927)	$(5,993)	$(10,049)

	Solutions	Platform	Unallocated	Total
For the year ended December 31, 2022
Subscriptions	$11,674	$—	$—	$11,674
SaaS related professional services	754	—	—	754
Transactional Platforms fees	—	6,657	—	6,657
Total revenue	12,428	6,657	—	19,085
Operating profit (loss)	$2,261	$(10,250)	$(16,283)	$(24,272)

	Solutions	Platform	Unallocated	Total
For the year ended December 31, 2021
Subscriptions	$7,259	$—	$—	$7,259
SaaS related professional services	574	—	—	574
Transactional Platforms fees	—	3,284	—	3,284
Total revenue	7,833	3,284	—	11,117
Operating loss	$(667)	$(10,231)	$(5,450)	$(16,348)

	Solutions	Platform	Unallocated	Total
For the year ended December 31, 2020
Subscriptions	$5,900	$—	$—	$5,900
SaaS related professional services	521	—	—	521
Transactional Platforms fees	—	2,088	—	2,088
Total revenue	6,421	2,088	—	8,509
Operating loss	$(451)	$(8,784)	$(4,699)	$(13,934)

Schedule of geographic information on revenue

	Solutions	Platform	Total
For the period of six months ended June 30, 2023 (unaudited)
Europe	$2,465	$—	$2,465
Hong Kong	236	1,541	1,777
United States	3,337	1,165	4,502
Other	413	759	1,172
	$6,451	$3,465	$9,916

	Solutions	Platform	Total
For the period of six months ended June 30, 2022 (unaudited)
Europe	$2,524	$—	$2,524
Hong Kong	161	3,069	3,230
United States	3,459	—	3,459
Other	335	—	335
	$6,479	$3,069	$9,548

	Solutions	Platform	Total
For the year ended December 31, 2022
Europe	$4,618	$—	$4,618
Hong Kong	460	3,441	3,901
United States	6,449	1,939	8,388
Other	901	1,277	2,178
	$12,428	$6,657	$19,085

	Solutions	Platform	Total
For the year ended December 31, 2021
Europe	$4,322	$—	$4,322
Hong Kong	198	3,284	3,482
United States	2,725	—	2,725
Other	588	—	588
	$7,833	$3,284	$11,117

	Solutions	Platform	Total
For the year ended December 31, 2020
Europe	$3,724	$—	$3,724
Hong Kong	234	2,088	2,322
United States	1,952	—	1,952
Other	511	—	511
	$6,421	$2,088	$8,509